LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Schedule of long - term debt
		December 31	December 31
	Maturity Date	2018	2017
		$	$
National Bank of Canada mortgage variable interest of bank rate plus 0.65%	February 2019	2,503,064	-

Less: current portion		(2,503,064)	-

Long-term portion		-	-